Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
WBI BullBear Value 3000 ETF | WBI BullBear Value 3000 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	3.53%	0.43%	(8.60%)	16.86%	(2.63%)	2.76%	(4.15%)	18.85%	8.13%	(4.69%)
WBI BullBear Yield 3000 ETF | WBI BullBear Yield 3000 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	5.71%	(2.33%)	(7.78%)	15.82%	(3.46%)	7.42%	(7.98%)	24.99%	(2.17%)	(10.53%)
WBI BullBear Quality 3000 ETF | WBI BullBear Quality 3000 ETF Class
Prospectus [Line Items]
Annual Return [Percent]	13.51%	11.84%	(9.55%)	18.34%	(2.06%)	11.81%	(9.38%)	18.99%	4.31%	(7.16%)
WBI Power Factor® High Dividend ETF | WBI Power Factor® High Dividend ETF Class
Prospectus [Line Items]
Annual Return [Percent]	8.42%	13.91%	(0.48%)	28.31%	(8.78%)	24.62%	(11.33%)	14.15%